Segmented Information - Summary of Reconciles Total Assets to Net Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Summary of Reconciles Total Assets to Net Assets [Line Items]
Total Assets	$ 31,417	$ 31,039
Cash and cash equivalents	(1,612)	(1,247)
Deferred tax assets	(864)	(819)
Long-term receivables from joint venture partners	(117)	(67)
Accounts payable	(6,895)	(7,194)
Accrued salaries and wages	(888)	(867)
Other accrued liabilities	(2,745)	(2,572)
Segment Net Assets	$ 18,296	$ 18,273